UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service:	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	March 31
Date of reporting period:	September 30, 2022

Item #1(a). Reports to Stockholders.
1(b). Not applicable.

OTG Latin America Fund

SEMI-ANNUAL
REPORT

For the six months ended September 30, 2022 (unaudited)

OTG Latin America Fund

OTG Latin America Fund

OTG Latin America Fund

Important Disclosure Statements

The OTG Latin America Fund’s (the “Fund”) prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Fund’s prospectus containing this and other important information, please call 800-673-0550. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and OTG Asset Management, Ltd. (“the Advisor”) is the investment advisor to the Fund.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2022 and are subject to change at any time. For most recent information, please call 800-673-0550.

The Advisor waived or reimbursed part of the Fund’s total annual operating expenses. Had the Advisor not waived or reimbursed expenses of the Fund, the Fund’s performance would have been lower.

SEMI-ANNUAL REPORT

Holdings by Sector/Asset Class	Percentage of Net Assets
Corporate Bonds	3.38%
COMMON STOCKS:
Financials	29.62%
Consumer Staples	21.13%
Materials	19.64%
Energy	5.26%
Information Technology	5.20%
Communication Services	2.56%
Utilities	2.49%
Industrials	2.16%
Consumer Discetionary	1.66%
Technology	1.50%
Banks	1.44%
Health Care	0.88%
Total Investments	96.92%

OTG Latin America Fund

Portfolio Compositionas of September 30, 2022 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

OTG Latin America Fund

Schedule of InvestmentsSeptember 30, 2022 (unaudited)

		Shares	Fair Value
3.38%	CORPORATE BONDS

0.66%	COLOMBIA
	Banco GNB Sudameri, 7.500%, 7/30/2022	100,000	$88,497

0.40%	MEXICO
	Unifin Financiera SA DE 7.250%, 9/27/2023	200,000	27,448
	Unifin Financiera SA DE 7.375%, 2/12/2026	200,000	27,061
			54,509

2.32%	PERU
	PERU LNG S.R.L, 5.375%, 3/22/2030	300,000	237,131
	Volcan Cia Minera SAA, 4.375% 2/11/2026	95,000	78,586
			315,717

3.38%	TOTAL CORPORATE BONDS		458,723
	(Cost: $867,967)

93.54%	COMMON STOCKS

1.10%	ARGENTINA
	Mercadolibre Inc.*	180	149,000

49.04%	BRAZIL
	Ambev S.A.	143,000	404,690
	Banco Bradesco S.A. ADR	248,034	912,765
	Banco Santander (Brasil) S.A.	39,000	219,641
	Cia Brasileira de Distribuicao ADR	80,900	286,386
	Gerdau S.A.	150,750	681,390
	Hapvida Participacoes e Investimentos S.A.	85,000	119,755
	Itau Unibanco Holdings S.A. ADR	192,100	993,157
	JBS SA	51,000	238,627
	JBS SA Sponsored ADR	14,500	136,300

See Notes to Financial Statements

SEMI-ANNUAL REPORT

OTG Latin America Fund

Schedule of Investments - continuedSeptember 30, 2022 (unaudited)

		Shares	Fair Value
	NU Holdings Ltd.*	49,700	$218,680
	Pageseguro Digital Ltd.*	13,500	178,605
	Petroleo Brasileiro S.A. ADR	57,850	713,869
	Sendas Distribuidora S/A	23,900	385,507
	Suzano SA	44,800	369,600
	Vale S.A. ADR	60,300	803,196
			6,662,168

8.85%	CHILE
	Banco DE Credito Inversion	7,703	195,744
	Cencosud SA	105,000	132,876
	Colbun SA	3,035,509	266,545
	Enel Chile SA	2,500,000	72,287
	Itau Corpbanca	107,668,957	203,879
	SMU SA	2,904,500	280,425
	Sociedad Mariz Saam SA	877,601	51,332
			1,203,088

4.47%	COLOMBIA
	Bancolombia SA	9,000	219,330
	Cementos Argos SA	202,462	148,443
	Grupo Aval Acciones SA-PF	1,899,000	238,919
			606,692

14.43%	MEXICO
	Alpek SA de CV	143,200	186,435
	America Movil SAB	8,500	139,995
	American Movil SAB De-C-Ser L	241,000	198,525
	Cemex SAB-Spons ADR	98,000	336,140
	Fomento Economico Mexicano S.A.B. de C.V. ADR	37,952	238,044
	Fomento Economico Mex-SP ADR	2,750	172,563
	Gentera SAB De C.V.	265,000	227,900
	Grupo Financiero Banorte	37,800	242,140
	Sitios LatinoAmerica SAB de*	20,550	9,357
	Wal-Mart de Mexico S.A.B. de C.V.	59,600	209,315
			1,960,414

See Notes to Financial Statements

SEMI-ANNUAL REPORT

OTG Latin America Fund

Schedule of Investments - continuedSeptember 30, 2022 (unaudited)

		Shares	Fair Value
7.82%	PERU
	Alicorp S.A.A.	142,155	$203,400
	Banco BBVA Peru SA	345,988	128,539
	Cementos Pacasmayo S.A.A.	150,000	142,707
	Ferreyros SA	268,133	144,711
	Inretail Peru Corp.	7,229	240,364
	Intercorp Financial Services	10,099	202,586
			1,062,307

0.59%	SPAIN
	Banco Santander S.A. ADR	1,272	2,951
	Codere Online Luxembourg SA*	30,000	77,100
			80,051

7.24%	UNITED STATES
	CreditCorp Ltd.	2,760	338,928
	Globant S.A.*	720	134,698
	Goldman Sachs GP	400	117,220
	Microsoft Corp.	495	115,286
	Qualcomm Inc.	1,275	144,050
	Visa Inc. Class A	750	133,238
			983,420

93.54%	TOTAL COMMON STOCKS		12,707,140
	(Cost: $13,719,285)

96.92%	TOTAL INVESTMENTS
	(Cost: $14,587,252)		13,165,863
3.08%	Other assets, net of liabilities		418,179
100.00%	NET ASSETS		$13,584,042

*Non-income producing

ADR - Security represented is held by the custodian bank in the form of American Depository Receipts.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

OTG Latin America Fund

Statement of Assets and LiabilitiesSeptember 30, 2022 (unaudited)

ASSETS
Investments at fair value (cost of $14,587,252) (Note 1)	$13,165,863
Cash	383,794
Dividends and interest receivable	13,190
Receivable from investment adviser	3,771
Prepaid expenses	34,205
TOTAL ASSETS	13,600,823

LIABILITIES
Accrued 12b-1 fees	3,530
Accrued custody fees	4,613
Accrued accounting, administration and transfer agent fees	7,655
Other accrued expenses	983
TOTAL LIABILITIES	16,781
NET ASSETS	$13,584,042

Net Assets Consist of:
Paid-in-capital applicable to 1,926,764 no par value shares of beneficial interest outstanding, unlimited shares authorized	$16,187,876
Distributable earnings (deficit)	(2,603,834)
Net Assets	$13,584,042
NET ASSET VALUE PER SHARE
Class A Shares
Net Assets	$13,584,042
Shares Outstanding	1,926,764
Net Asset Value and Redemption Price Per Share	$7.05
Maximum Offering Price Per Share (1)	$7.42
Redemption Price Per Share (2)	$6.91

(1)Includes maximum offering price per share with sales charge of 5.00%.

(2) Redemption Price Per Share of 2% on the proceeds redeemed within 60 days of purchase.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

OTG Latin America Fund

Statement of OperationsSix months ended
September 30, 2022 (unaudited)

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $27,730)	$664,556
Interest	17,388
Total investment income	681,944

EXPENSES
Investment advisory fees (Note 2)	82,557
12b-1 fees (Note 2)	18,763
Recordkeeping and administrative services (Note 2)	20,958
Accounting fees (Note 2)	19,429
Custody fees	13,125
Transfer agent fees (Note 2)	9,280
Professional fees	20,594
Filing and registration fees	885
Trustee fees	6,424
Compliance fees	3,811
Shareholder servicing and reports	9,632
Insurance	1,618
Proxy expense	656
Other	10,845
Total expenses	218,577
Management fee waivers (Note 2)	(71,570)
Net Expenses	147,007
Net investment income (loss)	534,937

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	29,862
Net realized gain (loss) on bonds	(205,440)
Net realized gain (loss) on options written	24,586
Net realized gain (loss) on foreign currency transactions	887
Total net realized gain (loss)	(150,105)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(3,549,796)
Net increase (decrease) in unrealized appreciation (depreciation) of bonds	(70,518)
Total net increase (decrease) in unrealized appreciation (depreciation)	(3,620,314)
Net realized and unrealized gain (loss) on investments	(3,770,419)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(3,235,482)

OTG Latin America Fund

Statements of Changes in Net Assets

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Six months ended September 30, 2022 (unaudited)	Year ended March 31, 2022
Increase (decrease) in Net Assets

OPERATIONS
Net investment income (loss)	$534,937	$542,868
Net realized gain (loss) on investments, options written and foreign currency transactions	(150,105)	(41,119)
Net increase (decrease) in unrealized appreciation (depreciation) of investments, options written and foreign currencies	(3,620,314)	2,195,726
Increase (decrease) in net assets from operations	(3,235,482)	2,697,475

DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions	(530,466)	(885,008)
Decrease in net assets from distributions	(530,466)	(885,008)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	58	25
Distributions reinvested	530,466	885,008
Shares redeemed	(1,552,070)	(774)
Increase (decrease) in net assets from capital stock transactions	(1,021,546)	884,259

NET ASSETS
Increase (decrease) during period	(4,787,494)	2,696,726
Beginning of period	18,371,536	15,674,810
End of period	$13,584,042	$18,371,536

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

OTG Latin America Fund

Selected Per Share Data Throughout Each Period

OTG Latin America Fund

Financial Highlights

Class A	Six months ended September 30, 2022 (unaudited)	Years ended March 31,		Period May 8, 2019(2) through March 31, 2020
		2022	2021
Net asset value, beginning of period	$8.96	$8.11	$5.83	$10.00
Investment activities
Net investment income (loss)(1)	0.28	0.28	0.05	0.12
Net realized and unrealized gain (loss) on investments	(1.91)	1.02	2.29	(4.15)
Total from investment activities	(1.63)	1.30	2.34	(4.03)
Distributions
Net investment income	(0.28)	(0.27)	(0.06)	(0.11)
Net realized gain	—	(0.18)	—	(0.03)
Total distributions	(0.28)	(0.45)	(0.06)	(0.14)
Net asset value, end of period	$7.05	$8.96	$8.11	$5.83
Total Return(3)	(18.16%)	17.12%	40.12%	(40.90%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross(5)	2.91%	2.77%	2.93%	3.46%
Expenses, net of waivers	1.96%	1.99%	2.07%	2.17%
Net investment income (loss)	7.13%	3.32%	0.64%	1.45%
Portfolio turnover rate(3)	25.52%	79.68%	250.37%	296.18%
Net assets, end of period (000’s)	$13,584	$18,372	$15,675	$6,831

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Commencement of operations.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Ratio of total expenses before management fee waivers, excluding proxy costs, would have been 2.90% for the six months ended September 30, 2022, 2.73% for the year ended March 31, 2022, 2.81% for the year ended March 31, 2021 and 3.24% for the period May 8, 2019 through March 31, 2020.

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial StatementsSeptember 30, 2022 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The OTG Latin America Fund (the “Fund”) is a series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a diversified open-end management company. The Fund commenced operations on May 8, 2019. The Fund offers Class A and Institutional Class shares. As of September 30, 2022, the Fund had no Institutional Class shares outstanding.

The investment objective of the Fund is to seek long-term capital appreciation through investments in the equity securities of companies located in Latin America.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Investments in securities traded on national securities exchanges are valued at the last reported sale price. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the New York Stock Exchange (“NYSE”), whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Fund. Other assets for which

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2022 (unaudited)

market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Trust’s Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable for a portfolio security as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Fund may use fair value pricing more often due to the Fund’s global focus.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2022 (unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of September 30, 2022:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$458,723	$—	$458,723
Common Stocks	12,707,140	—	—	12,707,140
	$12,707,140	$458,723	$—	$13,165,863

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and country.

There were no transfers into or out of any levels during the six months ended September 30, 2022. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the six months ended September 30, 2022.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2022 (unaudited)

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires certain components of net assets related to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended September 30, 2022, there were no reclassifications.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2022 (unaudited)

is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. Currently, the Fund may engage in selling securities short. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs. At September 30, 2022, the Fund held no securities sold short.

Derivatives

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Fund may use derivatives to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the Fund uses derivatives

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2022 (unaudited)

as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivatives can be volatile and may involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk.

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the six months ended September 30, 2022 is as follows:

Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
Written Options – Put	$11,694	—
Written Options – Call	12,892	—

*Statements of Operations location: Net realized gain (loss) on options written.

**Statements of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on options written.

The effect of the derivative instruments on the Statements of Operations for the six months ended September 30, 2022, serve as indicators of the volume of financial derivative activity for the Funds. The following indicates the average monthly volume for the period:

Average notional value of:
Written Options	$111,695

Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2022 (unaudited)

brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. The Fund held no options at September 30, 2022.

NOTE 2 –

INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Fund’s investment advisor, OTG Asset Management, Ltd (the “Advisor”), provides investment services for an annual fee of 1.10% of average daily net assets of the Fund.

The Advisor earned and waived management fees and reimbursed Fund expenses for the six months ended September 30, 2022 as follows:

Management Fee Earned	Management Fee Waived	Expenses Reimbursed
$82,557	$71,570	$—

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) do not exceed 1.70% of the average daily net assets of the Fund. This agreement is in effect until January 31, 2024. Each waiver or reimbursement of an expense by The Advisor is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The total amounts of recoverable reimbursements as of September 30, 2022 are as follows:

Recoverable Waivers and/or Reimbursements and Expiration Date
2023	2024	2025	2026	Total
$126,953	$116,742	$127,803	$71,570	$443,068

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2022 (unaudited)

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees. The Plan provides that the Fund may pay a fee at an annual rate of up to 0.25% of average net assets of the Class A shares in consideration for distribution related services.

The Fund has adopted a shareholder services plan. Under the shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

For the six months ended September 30, 2022, the following fees were incurred:

Class	Type of Plan	Fees Incurred
Class A	12b-1	$18,763

Commonwealth Fund Services, Inc. (“CFS”), acts as the Fund’s administrator, fund accountant and transfer and dividend disbursing agent. For its services, fees to CFS are computed daily and paid monthly. For the six months ended September 30, 2022, the following fees were paid by the Fund to CFS:

Administration	Transfer Agent	Accounting
$18,376	$8,295	$16,343

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2022 (unaudited)

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the six months ended September 30, 2022, were as follows:

Purchases	Sales
$4,997,176	$3,447,213

The above amounts do not include $42,852 of premiums received from options written.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the six months ended September 30, 2022 and year ended March 31, 2022 were as follows:

	Six months ended September 30, 2022 (unaudited)	Year ended March 31, 2022
Distributions paid from:
Ordinary income	$530,466	$885,008

As of September 30, 2022, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income (loss)	$(11,072)
Accumulated realized gain (loss)	(1,171,373)
Net unrealized appreciation (depreciation)	(1,421,389)
$(2,603,834)

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2022 (unaudited)

As of September 30, 2022, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$14,587,252	$1,035,264	$(2,456,653)	$(1,421,389)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Fund were:

	Six months ended September 30, 2022 (unaudited)	Year ended March 31, 2022
Shares sold	8	3
Share reinvested	74,537	116,143
Shares redeemed	(197,431)	(95)
Net increase (decrease)	(122,886)	116,051

NOTE 6 – BORROWINGS AND RISKS

The Fund may engage in borrowing for leverage. The Fund has the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities.

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2022 (unaudited)

To the extent the income or capital appreciation derived from securities purchased with Fund assets received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such Fund assets is not sufficient to cover the cost of leverage, the Fund’s return will be less than if leverage had not been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

The Fund has a leverage agreement with Interactive Brokers. During the six months ended September 30, 2022, the Fund had no borrowings.

NOTE 7 – ADVANCES

The Fund has a custody agreement with UMB Bank N.A. (“Custodian”) which allows overdrafts (“Advances”). Any such Advance shall not exceed the Fund’s or the 1940 Act’s limitation concerning borrowings. The Fund accrues interest on these Advances at a rate agreed upon in writing from time to time by the Custodian and the Fund. During the six months ended September 30, 2022, there were no borrowings.

NOTE 8 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of September 30, 2022, the Fund had 29.62%, 21.13% and 19.64% of the value of its net assets invested in securities within the Financials, Consumer Staples and Materials sectors, respectively.

NOTE 9 – OTHER RISKS FOR THE FUND

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines.

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2022 (unaudited)

Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the ongoing COVID-19 pandemic, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Fund’s investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Fund’s investments.

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Fund’s other service providers, market makers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, or issuers of securities in which the Fund invests.

NOTE 10 – SUBSEQUENT EVENTS

On October 3, 2022, a special meeting of the shareholders of the OTG Latin America Fund was held for the purpose of considering the approval of a new investment advisory agreement between the World Funds Trust on behalf of the OTG Latin America Fund and OTG Asset Management, Ltd. The investment advisory agreement was approved by the shareholders of the Fund and the investment advisory agreement became effective on October 3, 2022 based on the following results:

Total Outstanding Shares:	1,905,605
Total Shares Voted:	1,264,293
Voted For:	1,264,293
Voted Against:	0
Abstained:	0

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AGREEMENT APPROVAL

At a meeting held on August 24, 2022, the Board of Trustees (the “Board”) of World Funds Trust (the “Trust”) approved a new Investment Advisory Agreement with OTG Asset Management, Ltd. (the “New Advisory Agreement”). The Board reflected on its discussions regarding the New Advisory Agreement and the manner in which the OTG Latin America Fund (the “Fund”) was managed with representatives from OTG Asset Management, Ltd. (the “Adviser”) at the Meeting.

At the Meeting, the Board reviewed a memorandum from Trust counsel (“Counsel”), addressed to the Trustees, that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the New Advisory Agreement. The Trustees reviewed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the New Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund; (iv) the extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund investors; and (v) the Adviser’s practices regarding possible conflicts of interest.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

In assessing these factors and reaching its decisions, the Board considered that the New Advisory Agreement has the same advisory fee as, and does not otherwise materially differ from, the current Investment Advisory Agreement with MSC Capital, Ltd. (the “Current Advisory Agreement”). In connection with a change in control of its parent company, the Board observed that MSC Capital, Ltd. will change its name to OTG Asset Management, Ltd. (“OTG AM”), and will continue to serve as investment adviser to the Fund under the New Advisory Agreement if approved by Fund shareholders. The Board took into consideration information specifically provided by the Adviser during the approval process, including information presented to the Board at the Meeting. The Board also considered information regarding the expense limitation arrangements and the manner in which the Fund would be managed. The Board requested and was provided with information and reports relevant to the approval of the New Advisory Agreement, including: (i) reports regarding the services and support to be provided to the Fund and its shareholders by the Adviser; (ii) presentations by the Adviser’s management addressing the investment philosophy, investment strategy, personnel, and operations utilized in managing the Fund (iii) a copy of the Adviser’s Form ADV; (iv) the investment performance of the Fund; (v) periodic commentary on the reasons for the performance provided by the portfolio manager of the Fund who would continue in that role with the Adviser; and (vi) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the New Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the Fund, information on investment advice, performance, summaries of expenses for the Fund, its compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; (iii) the anticipated effect of size on the Fund’s performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the Trust and the Fund. The Board was provided with, and considered, performance information for the Fund for periods ended July 31, 2022 and information on the new ownership structure of the parent company of the Adviser. The Trustees also considered that the change in ownership of its parent company will not affect the operations and the delivery of services to the Fund.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

In deciding whether to approve the New Advisory Agreement, the Trustees considered numerous factors, including:

(1)The nature, extent, and quality of the services provided by the Adviser.

In this regard, the Board considered the responsibilities of the Adviser under the New Advisory Agreement. The Board reviewed the services to be provided by the Adviser to the Fund including, without limitation, the process for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, the coordination of services for the Fund among the service providers, and the anticipated efforts of the Adviser to promote the Fund and grow assets. The Board considered that the personnel responsible for accomplishing the foregoing under the Current Advisory Agreement would be the same as under the New Advisory Agreement. The Board considered: the Adviser’s staffing, personnel, and methods of operating; the education and experience of its personnel; its compliance programs, policies and procedures; and the fact that the change in control of the Adviser’s parent will not result in any change to the Fund’s portfolio manager or to the operations of the Fund. The Board also considered the financial condition of the Adviser and its ownership structure. It was noted that the Adviser had engaged a U.S. compliance service provider to provide chief compliance officer services, among other services, to the Adviser. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser were satisfactory and adequate for the Fund.

(2)Investment Performance of the Fund and the Adviser.

The Board noted that the Fund’s portfolio manager will continue to the serve as the Fund’s sole portfolio manager under the New Advisory Agreement. The Board considered the Fund’s performance returns, noting that the Fund was the best performing fund in Morningstar’s Latin America Stock category (including three funds) for the one-year period ended July 31, 2022 and that the Fund outperformed its benchmark index, the MSCI EM Latin America Index during this period. The Board considered that the Fund’s performance during the three-year period ended July 31, 2022 was at the median of the Morningstar Latin America Stock category’s performance, and that the Fund underperformed its benchmark index during this period. The Board also considered that the Fund is the Adviser’s sole client. Based on the foregoing, the Board concluded that the investment performance information presented for the Fund was satisfactory.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

(3)The costs of services to be provided, and profits to be realized by the Adviser from the relationship with the Fund.

In this regard, the Board considered the Adviser’s staffing, personnel, and methods of operating; the financial condition and projected profitability of the Adviser and the level of commitment to the Fund by the Adviser’s principals; the benefits for the Adviser in managing the Fund; the overall expenses of the Fund; and the nature and frequency of advisory fee payments. The Board also considered that the advisory fee will not change for the Fund under the New Advisory Agreement, and that the fee waivers and expense reimbursements previously provided by the Adviser to the Fund would remain in place through July 31, 2024. The Trustees reviewed information provided by the Adviser regarding its anticipated profits associated with managing the Fund. The Board compared the fees and expenses of the Fund (including the advisory fee) to those of a peer group selected by Broadridge from Morningstar’s Latin America Stock category (the “Peer Group”) consisting of other funds comparable to the Fund in terms of the type of fund, the style of investment management, the size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board noted that the Peer Group consisted of only three Funds and that the net assets of each of the peer funds were significantly higher than the Fund’s net assets which limited the relevance of the Peer Group information. The Trustees considered that the Fund’s gross and net expense ratio was the highest of the Peer Group and that its advisory fee was slightly higher than the other funds in the peer group. The Board also determined that the advisory fees were within an acceptable range in light of the services to be rendered by the Adviser. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the profitability of and the fees paid to the Adviser were fair and reasonable.

(4)The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Board considered that the Fund’s fee arrangements with the Adviser did not contain breakpoints such that shareholders could experience economies of scale as assets increase. However, the Trustees considered the unique investment strategy of the Fund and determined that the management fee structure was acceptable. The Board also considered the expense cap in place for the Fund, which will benefit shareholders immediately (rather than at some larger asset size), and that the Adviser would continue the expense cap through at least July 31, 2024. Following further discussion of the Fund’s current

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s fee arrangement with the Adviser were fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by the Adviser and that the expense limitation arrangements provided potential savings or protection for the benefit of the Fund’s shareholders.

(5)Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; the substance and administration of the Adviser’s Code of Ethics and other relevant policies of the Adviser. The Board considered the benefits the Adviser may derive from managing the Fund other than receiving its advisory fee, which included exposure to US markets, research and access to additional management resources. Following further consideration and discussion, the Board indicated that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by the Adviser from managing the Fund, were satisfactory.

The Board did not identify any particular information that was most relevant to its consideration to approve the New Advisory Agreement and each Trustee may have afforded different weight to the various factors. After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Board, the Board determined that the compensation payable under the New Advisory Agreement was fair, reasonable, and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the New Advisory Agreement for an initial two-year term.

SEMI-ANNUAL REPORT

OTG Latin America Fund

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares and (2) ongoing costs, including management fees, distributions (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, April 1, 2022, and held for the six months ended September 30, 2022.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

SEMI-ANNUAL REPORT

OTG Latin America Fund

Fund Expenses (unaudited) - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Annualized Expense Ratio	Expenses Paid During the Period Ended* 9/30/22
Class A Actual	$1,000.00	$ 908.95	1.96%	$9.38
Class A Hypothetical**	$1,000.00	$1,015.29	1.95%	$9.90

*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal half year divided by 365 days in the current year.

**5% return before expenses.

SEMI-ANNUAL REPORT

OTG Latin America Fund

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this semi-annual report.

Investment Adviser:

OTG Asset Management, Ltd.

Calle Ayacucho No. 277

La Paz, Bolivia

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Transfer Agent, Fund Accountant and Administrator:

Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Custodian:

UMB Bank

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Legal Counsel:

Practus LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP

Two Liberty Place

50 S 16th St, Suite 2900

Philadelphia, Pennsylvania 19102-2529

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR: Not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4)	Change in registrant’s independent public accountant: Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 9, 2022

By (Signature and Title)*:	/s/Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: December 9, 2022

* Print the name and title of each signing officer under his or her signature.